Stock Plans and Stock-Based Compensation - Schedule of Assumptions Used in Determining Fair Value of Stock Option Grants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend rate	0.00%
2016 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 months
Expected volatility	60.00%
Dividend rate	0.00%
Risk-free interest rate	0.45%
Employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock			$ 7.02
Expected volatility, minimum	60.00%		51.70%
Expected volatility		60.00%
Expected volatility, maximum	70.00%		69.00%
Risk-free interest rate, minimum	1.21%	1.41%	1.63%
Risk-free interest rate, maximum	2.55%	1.94%	2.06%
Dividend rate	0.00%	0.00%	0.00%
Employee Stock Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 14.21	$ 9.37
Expected term (in years)	5 years 3 months 15 days	5 years 1 month 2 days	5 years 10 months 21 days
Employee Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 18.83	$ 13.63
Expected term (in years)	6 years 1 month 10 days	6 years 1 month 24 days	6 years 1 month 17 days